Property and Equipment - Geographic Location (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Non-current assets by geography
Total	$ 44,325	$ 56,152
Uruguay
Non-current assets by geography
Total	36,428	43,134
Argentina
Non-current assets by geography
Total	807	1,346
Spain
Non-current assets by geography
Total	861	729
Netherlands
Non-current assets by geography
Total	5,896	9,471
Other countries
Non-current assets by geography
Total	$ 333	$ 1,472